Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
November 30, 2023
LDE-NPRT1-0124
1.9887645.105
Nonconvertible Bonds - 83.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.3%
AT&T, Inc. CME Term SOFR 3 Month Index + 1.440% 6.8521% 6/12/24 (b)(c)	2,370,000	2,379,068
Verizon Communications, Inc.:
CME Term SOFR 3 Month Index + 1.360% 6.7413% 5/15/25 (b)(c)	2,713,000	2,741,568
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.131% 3/20/26 (b)(c)	1,380,000	1,380,289
		6,500,925
Interactive Media & Services - 0.3%
Tencent Holdings Ltd.:
CME Term SOFR 3 Month Index + 1.170% 6.5784% 4/11/24 (b)(c)(d)	600,000	600,246
CME Term SOFR 3 Month Index + 1.170% 6.5784% 4/11/24 (Reg. S) (b)(c)	200,000	200,082
		800,328
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. CME Term SOFR 3 Month Index + 1.910% 7.2887% 2/1/24 (b)(c)	1,138,000	1,138,985
Comcast Corp. CME Term SOFR 3 Month Index + 0.890% 6.2855% 4/15/24 (b)(c)	591,000	591,969
		1,730,954
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/16/24 (b)(c)	460,000	460,365
TOTAL COMMUNICATION SERVICES		9,492,572
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 3.9%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.670% 6.0052% 1/10/25 (b)(c)	600,000	600,583
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.780% 6.111% 4/23/25 (b)(c)	800,000	801,834
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2535% 1/12/26 (b)(c)	300,000	301,492
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7051% 8/12/24 (b)(c)(d)	1,900,000	1,899,179
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9451% 8/11/25 (b)(c)(d)	700,000	701,340
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1781% 4/1/25 (b)(c)(d)	600,000	603,109
Daimler Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2685% 3/30/25 (b)(c)(d)	300,000	301,801
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6352% 4/7/25 (b)(c)	730,000	728,240
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9528% 10/15/24 (b)(c)	520,000	518,761
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (b)(c)	1,440,000	1,439,956
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3586% 2/26/27 (b)(c)	400,000	393,278
Hyundai Capital America U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6493% 11/3/25 (b)(c)(d)	1,000,000	1,001,286
Nissan Motor Acceptance Co. LLC CME Term SOFR 3 Month Index + 0.900% 6.2993% 3/8/24 (b)(c)(d)	420,000	419,450
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2737% 9/12/25 (b)(c)(d)	600,000	600,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2947% 6/7/24 (b)(c)(d)	400,000	400,403
		10,710,812
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (b)(c)	600,000	600,001
TOTAL CONSUMER DISCRETIONARY		11,310,813
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7251% 2/13/26 (b)(c)	400,000	399,936
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.9524% 2/16/24 (b)(c)	500,000	500,178
TransCanada PipeLines Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.520% 6.8643% 3/9/26 (b)(c)	600,000	601,212
		1,101,390
FINANCIALS - 71.3%
Banks - 44.7%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.1222% 9/18/27 (b)(c)(d)	800,000	801,040
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9211% 2/18/25 (b)(c)(d)	700,000	699,219
Australia & New Zealand Banking Group Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0878% 7/3/25 (b)(c)(d)	400,000	400,946
Banco Santander SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.5598% 5/24/24 (b)(c)	800,000	802,763
Bank of America Corp.:
CME Term SOFR 3 Month Index + 1.020% 6.431% 9/15/26 (b)(c)	600,000	590,853
CME Term SOFR 3 Month Index + 1.030% 6.4243% 2/5/26 (b)(c)	2,621,000	2,607,928
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.987% 2/4/25 (b)(c)	200,000	199,709
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.022% 4/22/25 (b)(c)	2,300,000	2,293,746
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.301% 7/22/27 (b)(c)	500,000	493,253
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.377% 2/4/28 (b)(c)	300,000	294,846
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.4311% 4/25/25 (b)(c)	400,000	400,536
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.6681% 4/2/26 (b)(c)	1,800,000	1,805,076
Bank of America NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3418% 8/18/26 (b)(c)	1,900,000	1,905,829
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6552% 7/9/24 (b)(c)	2,660,000	2,655,604
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.350% 5.6943% 12/8/23 (b)(c)	200,000	199,999
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8002% 1/10/25 (b)(c)	720,000	717,248
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9625% 9/15/26 (b)(c)	920,000	907,676
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0537% 12/12/24 (b)(c)	400,000	400,040
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 6.29% 9/25/25 (b)(c)	20,000	20,008
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4047% 6/7/25 (b)(c)	600,000	601,652
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.330% 6.6766% 6/5/26 (b)(c)	700,000	704,232
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1412% 1/27/27 (b)(c)(d)	350,000	348,548
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.8907% 3/2/26 (b)(c)	2,559,000	2,530,436
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.2346% 4/11/25 (b)(c)	1,100,000	1,098,865
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.090% 6.4337% 6/12/25 (b)(c)	600,000	601,675
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (b)(c)	810,000	808,390
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7952% 1/10/25 (b)(c)	1,000,000	995,900
Banque Federative du Credit Mutuel SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7388% 2/4/25 (b)(c)(d)	1,330,000	1,322,742
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.400% 6.7331% 7/13/26 (b)(c)(d)	600,000	601,446
Barclays PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.880% 7.223% 9/13/27 (b)(c)	600,000	600,888
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.980% 7.3113% 10/19/27 (b)(c)(d)	600,000	599,993
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9028% 1/14/25 (b)(c)(d)	480,000	478,078
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7427% 12/14/23 (b)(c)	1,224,000	1,224,078
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7516% 10/18/24 (b)(c)	790,000	788,941
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2752% 4/7/25 (b)(c)	2,140,000	2,143,525
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.220% 6.5578% 10/2/26 (b)(c)	500,000	499,939
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.510% 6.9064% 7/1/26 (b)(c)	990,000	995,335
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.9988% 5/1/25 (b)(c)	2,610,000	2,602,229
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0251% 1/25/26 (b)(c)	1,840,000	1,825,287
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1144% 6/9/27 (b)(c)	400,000	392,283
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.280% 6.5981% 2/24/28 (b)(c)	1,200,000	1,197,408
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6903% 5/24/25 (b)(c)	200,000	200,510
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 6.8704% 3/17/26 (b)(c)	600,000	602,230
Commonwealth Bank of Australia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7352% 7/7/25 (b)(c)(d)	2,700,000	2,692,305
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8625% 6/15/26 (b)(c)(d)	1,210,000	1,203,146
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9652% 1/10/25 (b)(c)(d)	1,000,000	1,002,697
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0827% 3/14/25 (b)(c)(d)	1,300,000	1,302,730
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.093% 3/13/26 (b)(c)(d)	1,200,000	1,201,248
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3127% 3/14/27 (b)(c)(d)	600,000	603,499
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.3916% 6/4/24 (b)(c)(d)	103,000	103,461
Credit Agricole SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.6263% 7/5/26 (b)(c)(d)	600,000	604,182
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.169% 3/28/25 (b)(c)(d)	300,000	300,121
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7504% 5/21/24 (b)(c)(d)	510,000	509,511
HSBC Holdings PLC:
CME Term SOFR 3 Month Index + 1.490% 6.9026% 3/11/25 (b)(c)	1,200,000	1,201,966
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7733% 3/10/26 (b)(c)	1,400,000	1,406,016
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.570% 6.8951% 8/14/27 (b)(c)	1,600,000	1,607,680
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.5124% 5/16/25 (b)(c)	600,000	588,277
ING Groep NV:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.010% 6.348% 4/1/27 (b)(c)	200,000	197,060
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 6.979% 3/28/26 (b)(c)	1,800,000	1,811,141
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.560% 6.9048% 9/11/27 (b)(c)	1,000,000	1,001,820
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 1.110% 6.5184% 1/10/25 (b)(c)	762,000	762,405
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.881% 6/1/25 (b)(c)	1,810,000	1,802,064
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.92% 6/23/25 (b)(c)	600,000	598,350
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9441% 12/10/25 (b)(c)	1,950,000	1,940,662
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1053% 9/22/27 (b)(c)	500,000	495,503
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.216% 4/22/27 (b)(c)	1,000,000	996,327
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2383% 2/24/26 (b)(c)	2,800,000	2,798,236
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3127% 6/14/25 (b)(c)	400,000	400,515
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6511% 4/26/26 (b)(c)	1,300,000	1,304,531
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6627% 6/14/24 (b)(c)	600,000	591,138
Lloyds Banking Group PLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8899% 8/7/27 (b)(c)	900,000	901,122
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2619% 2/20/26 (b)(c)	800,000	799,376
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7283% 9/12/25 (b)(c)	500,000	501,611
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.440% 6.7721% 4/17/26 (b)(c)	1,100,000	1,106,688
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9816% 7/18/25 (b)(c)	600,000	602,643
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2805% 5/22/26 (b)(c)	1,300,000	1,298,583
Morgan Stanley Bank, West Valley City Utah U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.1128% 7/16/25 (b)(c)	1,100,000	1,101,092
National Australia Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7134% 1/12/25 (b)(c)(d)	2,670,000	2,666,010
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9834% 1/12/27 (b)(c)(d)	900,000	895,878
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0851% 5/13/25 (b)(c)(d)	500,000	501,140
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2041% 6/9/25 (b)(c)(d)	400,000	401,344
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8188% 8/6/24 (b)(c)	300,000	299,635
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8551% 8/12/24 (b)(c)(d)	1,000,000	997,787
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0986% 9/29/26 (b)(c)(d)	650,000	638,533
Nordea Bank Abp U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3062% 6/6/25 (b)(c)(d)	200,000	200,494
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.6334% 1/12/24 (b)(c)	546,000	545,984
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7152% 1/10/25 (b)(c)	930,000	927,901
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0316% 7/18/25 (b)(c)	600,000	600,757
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.2363% 10/5/26 (b)(c)	900,000	897,426
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 6.041% 1/21/27 (b)(c)	1,200,000	1,185,921
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6752% 10/7/24 (b)(c)	1,180,000	1,180,113
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6913% 7/29/24 (b)(c)	1,000,000	998,988
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.856% 1/20/26 (b)(c)	2,492,000	2,469,197
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.9012% 4/27/26 (b)(c)	200,000	197,808
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.9207% 11/2/26 (b)(c)	830,000	818,767
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.080% 6.4134% 1/12/26 (b)(c)	400,000	401,405
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.381% 1/21/26 (b)(c)(d)	1,330,000	1,322,283
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2483% 11/23/25 (b)(c)(d)	1,000,000	994,294
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 7.0786% 3/30/26 (b)(c)(d)	970,000	972,104
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.930% 7.2657% 7/6/27 (b)(c)(d)	800,000	802,912
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.030% 7.3566% 2/8/28 (b)(c)(d)	600,000	600,006
Sumitomo Mitsui Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.2133% 1/14/27 (b)(c)	670,000	666,382
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6331% 7/13/26 (b)(c)	800,000	806,800
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7638% 1/13/26 (b)(c)	700,000	707,123
Sumitomo Mitsui Trust Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7816% 9/16/24 (b)(c)(d)	800,000	799,192
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4652% 3/9/26 (b)(c)(d)	1,600,000	1,606,997
Svenska Handelsbanken AB:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5925% 6/15/26 (b)(c)(d)	500,000	504,037
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2541% 6/10/25 (b)(c)(d)	900,000	901,968
Swedbank AB:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2469% 4/4/25 (b)(c)(d)	900,000	900,781
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.380% 6.7225% 6/15/26 (b)(c)(d)	700,000	706,255
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.6941% 9/10/24 (b)(c)	2,170,000	2,165,886
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7007% 3/4/24 (b)(c)	1,500,000	1,498,694
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7452% 1/10/25 (b)(c)	1,450,000	1,443,789
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.9341% 9/10/26 (b)(c)	800,000	790,193
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2543% 3/8/24 (b)(c)	200,000	200,241
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.4125% 7/17/26 (b)(c)	600,000	599,472
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5325% 1/17/24 (b)(c)	1,500,000	1,499,535
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (b)(c)	1,780,000	1,747,999
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6511% 4/25/26 (b)(c)	1,240,000	1,246,133
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1308% 8/1/25 (b)(c)	1,200,000	1,202,624
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.388% 8/7/26 (b)(c)	600,000	604,743
Westpac Banking Corp.:
CME Term SOFR 3 Month Index + 1.030% 6.4113% 2/26/24 (b)(c)	1,072,000	1,073,321
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6211% 11/18/24 (b)(c)	200,000	199,503
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8657% 6/3/26 (b)(c)	860,000	856,244
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 6.0418% 11/17/25 (b)(c)	1,100,000	1,102,299
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3186% 8/26/25 (b)(c)	1,100,000	1,108,752
		123,754,285
Capital Markets - 12.5%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5311% 10/25/24 (b)(c)	450,000	448,825
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.5911% 4/26/24 (b)(c)	400,000	399,703
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9511% 4/25/25 (b)(c)	1,100,000	1,099,205
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.8423% 3/18/24 (b)(c)	1,003,000	1,001,987
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.8451% 5/13/26 (b)(c)	1,010,000	990,274
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 1.05% 3/3/27 (b)(c)	1,000,000	985,070
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.7207% 2/2/24 (b)(c)	1,400,000	1,397,821
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5804% 2/21/25 (b)(c)	500,000	499,509
Deutsche Bank AG New York Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 6.5414% 11/16/27 (b)(c)	500,000	482,172
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.8113% 5/15/26 (b)(c)	1,700,000	1,705,909
CME Term SOFR 3 Month Index + 2.010% 7.4016% 10/28/27 (b)(c)	60,000	60,937
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.821% 10/21/24 (b)(c)	200,000	199,288
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8441% 9/10/24 (b)(c)	1,830,000	1,824,340
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.031% 1/24/25 (b)(c)	1,100,000	1,098,416
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.790% 6.1341% 12/9/26 (b)(c)	1,700,000	1,676,319
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1541% 3/9/27 (b)(c)	50,000	49,061
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1641% 9/10/27 (b)(c)	400,000	391,160
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.251% 10/21/27 (b)(c)	1,300,000	1,276,015
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4383% 2/24/28 (b)(c)	300,000	296,909
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7325% 3/15/24 (b)(c)	600,000	601,254
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1925% 3/15/28 (b)(c)	1,000,000	1,007,366
6.3906% 8/10/26 (b)	500,000	498,527
Macquarie Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.5825% 6/15/26 (b)(c)(d)	500,000	502,429
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.6506% 3/21/25 (b)(c)(d)	1,400,000	1,410,710
Macquarie Group Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0428% 10/14/25 (b)(c)(d)	1,660,000	1,652,616
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.26% 9/23/27 (b)(c)(d)	200,000	197,060
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.957% 1/24/25 (b)(c)	2,190,000	2,184,525
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2683% 2/18/26 (b)(c)	2,260,000	2,258,192
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4967% 4/17/25 (b)(c)	860,000	861,048
State Street Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1743% 8/3/26 (b)(c)	500,000	499,490
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6861% 2/9/24 (b)(c)(d)	1,651,000	1,650,703
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7761% 8/9/24 (b)(c)(d)	2,470,000	2,466,959
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8031% 1/13/25 (b)(c)(d)	800,000	797,654
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2741% 9/11/25 (b)(c)	1,300,000	1,301,222
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.9051% 5/12/26 (b)(c)(d)	700,000	702,931
		34,475,606
Consumer Finance - 6.5%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9788% 11/4/26 (b)(c)	1,250,000	1,236,261
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0493% 5/3/24 (b)(c)	1,100,000	1,101,167
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.970% 6.3012% 7/28/27 (b)(c)	400,000	395,697
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.6813% 10/30/26 (b)(c)	60,000	60,476
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0851% 2/13/26 (b)(c)	700,000	695,814
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2757% 3/4/25 (b)(c)	1,260,000	1,261,572
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0358% 12/6/24 (b)(c)	2,100,000	2,099,769
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (b)(c)	500,000	498,749
John Deere Capital Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1352% 6/8/26 (b)(c)	1,600,000	1,608,468
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.535% 10/11/24 (b)(c)	1,810,000	1,807,742
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9134% 3/3/26 (b)(c)	500,000	500,502
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.6023% 6/18/24 (b)(c)	1,300,000	1,298,861
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.6647% 1/11/24 (b)(c)	1,000,000	1,000,013
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.2111% 5/18/26 (b)(c)	560,000	561,045
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 5.633% 9/13/24 (b)(c)	1,820,000	1,817,087
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.6531% 1/13/25 (b)(c)	1,190,000	1,187,032
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8952% 1/10/25 (b)(c)	600,000	599,811
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9603% 3/22/24 (b)(c)	200,000	200,149
		17,930,215
Financial Services - 1.4%
AIG Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7225% 12/15/23 (b)(c)(d)	344,000	343,989
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6398% 9/25/26 (b)(c)(d)	500,000	500,122
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8818% 8/19/24 (b)(c)(d)	1,000,000	994,187
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	1,000,000	997,931
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 6.6946% 4/11/25 (b)(c)(d)	500,000	496,489
National Rural Utilities Cooperative Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6616% 10/18/24 (b)(c)	460,000	459,418
		3,792,136
Insurance - 6.2%
Brighthouse Financial Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0934% 4/12/24 (b)(c)(d)	300,000	299,157
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.601% 10/21/24 (b)(c)(d)	600,000	598,007
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6704% 4/12/24 (b)(c)(d)	1,800,000	1,800,540
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2106% 3/21/25 (b)(c)(d)	1,200,000	1,204,856
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3152% 7/10/26 (b)(c)(d)	200,000	200,500
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2506% 3/21/25 (b)(c)(d)	400,000	401,405
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.6557% 1/7/24 (b)(c)(d)	1,964,000	1,964,090
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.6628% 1/14/25 (b)(c)(d)	1,970,000	1,966,994
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.610% 5.941% 4/21/25 (b)(c)(d)	600,000	600,702
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2681% 4/2/26 (b)(c)(d)	600,000	601,048
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.6411% 4/26/24 (b)(c)(d)	880,000	880,299
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8241% 6/9/26 (b)(c)(d)	200,000	197,794
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9807% 5/2/25 (b)(c)(d)	1,700,000	1,701,625
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6697% 3/25/24 (b)(c)(d)	424,000	424,044
Pacific Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.860% 6.2022% 6/16/25 (b)(c)(d)	1,000,000	1,000,498
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9657% 6/4/26 (b)(c)(d)	1,560,000	1,545,888
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7834% 4/12/24 (b)(c)(d)	650,000	650,243
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.319% 3/28/25 (b)(c)(d)	200,000	200,623
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3937% 12/11/24 (b)(c)(d)	800,000	803,590
		17,041,903
TOTAL FINANCIALS		196,994,145
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.6059% 12/1/23 (b)(c)	300,000	300,000
Pharmaceuticals - 1.1%
Bayer U.S. Finance II LLC CME Term SOFR 3 Month Index + 1.270% 6.681% 12/15/23 (b)(c)(d)	1,072,000	1,072,108
Roche Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9041% 3/10/25 (b)(c)(d)	1,400,000	1,403,626
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0651% 11/13/26 (b)(c)(d)	500,000	501,313
		2,977,047
TOTAL HEALTH CARE		3,277,047
INDUSTRIALS - 2.3%
Industrial Conglomerates - 0.7%
3M Co. CME Term SOFR 3 Month Index + 0.560% 5.9393% 2/14/24 (b)(c)	200,000	199,820
General Electric Co. CME Term SOFR 3 Month Index + 0.640% 6.0343% 5/5/26 (b)(c)	1,630,000	1,624,445
		1,824,265
Machinery - 1.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.613% 9/13/24 (b)(c)	1,950,000	1,949,563
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.863% 6/13/25 (b)(c)	560,000	560,730
5.7806% 8/11/25 (b)	300,000	300,418
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9437% 12/14/23 (b)(c)(d)	600,000	600,024
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0929% 12/13/24 (b)(c)(d)	1,000,000	999,137
		4,409,872
TOTAL INDUSTRIALS		6,234,137
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (b)(c)	600,000	599,707
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.600% 5.9311% 7/25/25 (b)(c)	650,000	650,007
UTILITIES - 0.7%
Electric Utilities - 0.4%
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7134% 1/12/24 (b)(c)	600,000	599,980
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1678% 4/1/24 (b)(c)	400,000	400,062
		1,000,042
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (b)(c)	1,000,000	999,601
TOTAL UTILITIES		1,999,643
TOTAL NONCONVERTIBLE BONDS (Cost $232,052,642)		232,059,397

U.S. Treasury Obligations - 12.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 5.375% 2/15/31	800,000	852,656
U.S. Treasury Notes:
1.125% 2/15/31	3,758,000	3,029,300
1.25% 8/15/31	1,630,000	1,302,536
1.375% 11/15/31	4,890,000	3,918,303
1.625% 5/15/31	3,260,000	2,701,980
1.875% 2/15/32	2,300,000	1,909,000
2.75% 8/15/32	3,950,000	3,488,189
2.875% 5/15/32	3,300,000	2,952,727
3.375% 5/15/33	3,860,000	3,566,881
3.5% 2/15/33	2,900,000	2,710,141
3.875% 8/15/33	3,240,000	3,115,969
4.125% 11/15/32	2,600,000	2,552,367
4.5% 11/15/33	900,000	911,109
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,330,437)		33,011,158

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $15,556,774)	15,553,664	15,556,774

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $282,939,853)	280,627,329
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(4,152,648)
NET ASSETS - 100.0%	276,474,681

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,045,732 or 26.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	12,007,431	34,406,190	30,856,847	117,160	-	-	15,556,774	0.0%
Total	12,007,431	34,406,190	30,856,847	117,160	-	-	15,556,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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